Equity - Schedule of Common Stock Outstanding (Q1) (Details)	3 Months Ended
Mar. 31, 2021 shares
Common Class A
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock outstanding, beginning balance (in shares)	40,835,093
Common stock outstanding, ending balance (in shares)	42,628,996
Common Class A | Public Warrants
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)	1,793,903
Common Class B
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock outstanding, beginning balance (in shares)	0
Common stock outstanding, ending balance (in shares)	0
Common Class B | Public Warrants
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)	0
Common Class C
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock outstanding, beginning balance (in shares)	144,235,246
Common stock outstanding, ending balance (in shares)	144,235,246
Common Class C | Public Warrants
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)	0